Loans, Financings and Debentures - Transferred to Intangible Assets the Costs of Loans and Financings Linked to Working in Progress (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Average rate of capitalization rate	9.37%	14.28%	18.02%